Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Oakmark Fund | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	16.02%	30.89%	(13.36%)	34.20%	12.90%	26.98%	(12.73%)	21.14%	18.35%	(3.95%)
Oakmark Select Fund | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	14.15%	43.00%	(22.74%)	34.04%	10.76%	27.69%	(24.88%)	15.72%	15.31%	(3.58%)
Oakmark Global Fund | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	2.53%	17.25%	(16.85%)	18.80%	9.00%	29.60%	(18.97%)	27.08%	4.65%	(4.38%)
Oakmark Global Select Fund | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	4.68%	22.70%	(22.47%)	19.21%	13.04%	29.80%	(21.19%)	21.18%	9.93%	1.85%
Oakmark International Fund | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	(4.60%)	18.81%	(15.65%)	9.03%	4.92%	24.21%	(23.43%)	29.75%	7.91%	(3.83%)
Oakmark International Small Cap Fund | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	(2.93%)	19.52%	(14.46%)	19.11%	5.02%	31.90%	(23.73%)	26.08%	6.30%	0.74%
Oakmark Equity and Income Fund | Investor Class
Prospectus [Line Items]
Annual Return [Percent]	8.72%	17.34%	(12.92%)	21.55%	8.68%	19.31%	(8.33%)	14.46%	10.97%	(4.60%)
Oakmark Bond Fund | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	3.54%	6.90%	(11.12%)	1.01%